UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

GoodHaven Funds Trust
(Exact name of registrant as specified in charter)

374 Millburn Avenue, Suite 306
                                         Millburn, New Jersey 07041_______________________
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
374 Millburn Avenue, Suite 306
                                          Millburn, New Jersey 07041_______________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 305.677.7666

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 29, 2020 (Unaudited)

Shares	COMMON STOCKS - 74.5%	Value
	Air Transportation - 6.2%
136,000	American Airlines Group Inc.	$2,590,800
60,000	Delta Air Lines, Inc.	2,767,800
		5,358,600

	Banks-Diversified - 1.7%
50,000	Bank of America Corp.	1,425,000

	Computer Hardware - 2.2%
90,400	HP Inc.	1,879,416

	Computer Software - 8.3%
5,310	Alphabet Inc. - Class C1	7,111,842

	Consumer Products - 3.0%
47,464	Spectrum Brands Holdings, Inc.	2,557,835

	Diversified Holding Companies - 8.2%
34,400	Berkshire Hathaway Inc. - Class B1	7,098,096

	Financial Services - 9.3%
20,370	Brookfield Asset Management Inc.	1,221,385
34,143	Federated Investors, Inc. - Class B	985,026
292,512	Jefferies Financial Group Inc.	5,765,411
		7,971,822
	Flooring - 2.5%
18,000	Mohawk Industries Inc.[1]	2,180,700

	General Building Materials - 3.4%
129,400	Builders FirstSource, Inc.[1]	2,938,674

	Government Agency - 0.1%
50,000	Federal National Mortgage Association[1]	129,500

	Home Builder - 2.9%
51,946	Lennar Corporation - Class B	2,483,538

	Industrial Supplies - 2.7%
112,805	Systemax Inc.	2,353,112

	Marine Services & Equipment - 1.7%
130,823	Stolt-Nielsen Ltd.	1,434,972

	Metals & Mining - 8.2%
369,650	Barrick Gold Corp.	7,038,136

	Oil & Gas Equipment & Services - 1.1%
75,000	TerraVest Industries, Inc.[2]	906,314

	Oil & Gas Exploration & Production - 9.2%
1,403,100	Birchcliff Energy Ltd.	1,578,455
75,667	Hess Midstream LP	1,443,727
525,046	WPX Energy, Inc.[1]	4,898,679
		7,920,861

	Property/Casualty Insurance - 1.9%
2,400	Alleghany Corp.	1,613,400

	Real Estate - 1.1%
30,000	STORE Capital Corp. - REIT	985,800

	Telecommunications - 0.8%
13,000	Verizon Communications Inc.	704,080

	TOTAL COMMON STOCKS
	(Cost $51,715,416)	64,091,698

	PREFERRED STOCKS - 1.7%
	Government Agency - 1.7%

7,750	Federal National Mortgage Association, Series E, 5.100%[1,3]	138,648
19,980	Federal National Mortgage Association, Series R, 7.625%[1,3]	197,802
27,846	Federal National Mortgage Association, Series S, 8.250%[1,3,4]	301,572
81,981	Federal National Mortgage Association, Series T, 8.250%[1,3]	828,008
		1,466,030

	TOTAL PREFERRED STOCKS
	(Cost $1,176,463)	1,466,030

Principal Amount	U.S. GOVERNMENT SECURITIES - 21.7%
	United States Treasury Bills - 21.7%
$7,250,000	1.602% due 3/19/2020 [5]	7,245,138
6,000,000	1.517% due 4/23/2020 [5]	5,988,287
5,500,000	1.488% due 6/18/2020 [5]	5,479,581
		18,713,006

	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $18,705,999)	18,713,006

	MISCELLANEOUS SECURITIES - 1.0%[6]
	TOTAL MISCELLANEOUS SECURITIES
	(Cost $872,906)	829,697
	Total Investments
	(Cost $72,470,784) - 98.9%	85,100,431
	Cash and Other Assets in Excess of Liabilities - 1.1%	922,044
	TOTAL NET ASSETS - 100.0%	$86,022,475

REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of February 29, 2020, the total value of illiquid securities was $338,763 or 0.4% of net assets.
[3]	Perpetual maturity.
[4]	Variable rate dividend; rate shown is rate of last dividend.
[5]	Rate represents the annualized yield to maturity from the purchase price.
[6]	Represents previously undisclosed securities which the Fund has held for less than one year.

GoodHaven Fund
Summary of Fair Value Exposure at February 29, 2020 (Unaudited)

The GoodHaven Fund (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2020. See the Schedule of Investments for sector breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$64,091,698	$–	$–	$64,091,698
Preferred Stocks	1,466,030	–	–	1,466,030
U.S. Government Securities	–	18,713,006	–	18,713,006
Miscellaneous Securities	829,697	–	–	829,697
Total Investments	$66,387,425	$18,713,006	$–	$85,100,431

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GoodHaven Funds Trust

By (Signature and Title  /s/ Larry Pitkowsky
                                        Larry Pitkowsky
                                        President and Principal Executive Officer

Date   April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*  /s/ Larry Pitkowsky
                                         Larry Pitkowsky
                                         President and Principal Executive Officer

Date   April 23, 2020

By (Signature and Title)*  /s/ Lynn Iacona
                                           Lynn Iacona
                                           Treasurer and Principal Financial Officer

Date   April 23, 2020

* Print the name and title of each signing officer under his or her signature.